Schedule of Investments (unaudited) December 31, 2019	iShares® U.S. Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 3.9%
Colony Capital Inc.	1,682,036	$7,989,671
Liberty Property Trust	542,445	32,573,822
PS Business Parks Inc.	69,030	11,380,976
STORE Capital Corp.	734,733	27,361,457
VEREIT Inc.	3,671,320	33,922,997
Washington REIT	276,101	8,056,627
WP Carey Inc.	592,365	47,412,895

		168,698,445

Health Care REITs — 9.1%
Diversified Healthcare Trust	819,065	6,912,909
Healthcare Realty Trust Inc.	459,920	15,347,530
Healthcare Trust of America Inc., Class A	712,420	21,572,078
Healthpeak Properties Inc.	1,701,913	58,664,941
Medical Properties Trust Inc.	1,779,459	37,564,379
National Health Investors Inc.	151,160	12,316,517
Omega Healthcare Investors Inc.	751,301	31,817,597
Physicians Realty Trust	638,890	12,100,577
Sabra Health Care REIT Inc.	666,049	14,213,486
Ventas Inc.	1,281,630	74,001,316
Welltower Inc.	1,395,131	114,093,813

		398,605,143

Hotel & Resort REITs — 3.6%
Apple Hospitality REIT Inc.	725,518	11,789,667
DiamondRock Hospitality Co.	690,223	7,647,671
Host Hotels & Resorts Inc.	2,465,785	45,740,312
Park Hotels & Resorts Inc.	823,125	21,294,244
Pebblebrook Hotel Trust	450,393	12,075,036
RLJ Lodging Trust	586,260	10,388,527
Ryman Hospitality Properties Inc.	187,257	16,227,692
Service Properties Trust	566,929	13,793,382
Sunstone Hotel Investors Inc.	775,250	10,791,480
Xenia Hotels & Resorts Inc.	388,334	8,391,898

		158,139,909

Industrial REITs — 7.4%
Americold Realty Trust	658,211	23,076,878
Duke Realty Corp.	1,263,960	43,821,493
EastGroup Properties Inc.	132,089	17,524,247
First Industrial Realty Trust Inc.	436,053	18,100,560
Lexington Realty Trust	854,219	9,071,806
Prologis Inc.	2,172,185	193,628,571
Rexford Industrial Realty Inc.	381,418	17,419,360

		322,642,915

Mortgage REITs — 4.4%
AGNC Investment Corp.	1,859,787	32,881,034
Annaly Capital Management Inc.	4,916,907	46,317,264
Blackstone Mortgage Trust Inc., Class A	460,690	17,146,882
Chimera Investment Corp.	641,121	13,181,448
Invesco Mortgage Capital Inc.	492,287	8,196,579
MFA Financial Inc.	1,553,337	11,883,028
New Residential Investment Corp.	1,427,222	22,992,546
Starwood Property Trust Inc.	970,368	24,123,349
Two Harbors Investment Corp.	935,223	13,672,960

		190,395,090

Office REITs — 9.0%
Alexandria Real Estate Equities Inc.	395,959	63,979,055
Boston Properties Inc.	494,453	68,165,291
Brandywine Realty Trust	607,464	9,567,558

Security	Shares	Value

Office REITs (continued)
Columbia Property Trust Inc.	403,053	$8,427,838
Corporate Office Properties Trust	388,641	11,418,273
Cousins Properties Inc.	503,845	20,758,414
Douglas Emmett Inc.	565,887	24,842,439
Equity Commonwealth	420,346	13,799,959
Highwoods Properties Inc.	355,780	17,401,200
Hudson Pacific Properties Inc.	532,265	20,039,777
JBG SMITH Properties	404,790	16,147,073
Kilroy Realty Corp.	335,436	28,143,080
Mack-Cali Realty Corp.	312,173	7,220,561
Paramount Group Inc.	694,103	9,661,914
Piedmont Office Realty Trust Inc., Class A	433,682	9,645,088
SL Green Realty Corp.	280,293	25,753,321
Vornado Realty Trust	544,655	36,219,558

		391,190,399

Real Estate Development — 0.4%
Howard Hughes Corp. (The)(a)(b)	148,743	18,860,612

Real Estate Services — 2.3%
CBRE Group Inc., Class A(a)(b)	1,150,965	70,542,645
Jones Lang LaSalle Inc.(b)	177,145	30,839,173

		101,381,818

Research & Consulting Services — 1.7%
CoStar Group Inc.(a)(b)	125,979	75,373,236

Residential REITs — 14.2%
American Campus Communities Inc.	471,838	22,190,541
American Homes 4 Rent, Class A	875,287	22,941,272
Apartment Investment & Management Co., Class A	511,529	26,420,473
AvalonBay Communities Inc.	480,217	100,701,505
Camden Property Trust	332,927	35,323,555
Equity LifeStyle Properties Inc.	626,008	44,064,703
Equity Residential	1,200,274	97,126,172
Essex Property Trust Inc.	227,205	68,356,896
Invitation Homes Inc.	1,850,741	55,466,708
Mid-America Apartment Communities Inc.	392,205	51,716,151
Sun Communities Inc.	318,710	47,838,371
UDR Inc.	1,007,602	47,055,014

		619,201,361

Retail REITs — 10.8%
Acadia Realty Trust	299,027	7,753,770
Brixmor Property Group Inc.	1,022,837	22,103,507
Federal Realty Investment Trust	241,508	31,089,325
Kimco Realty Corp.	1,450,997	30,050,148
Macerich Co. (The)	379,892	10,226,693
National Retail Properties Inc.	590,100	31,641,162
Realty Income Corp.	1,120,766	82,522,000
Regency Centers Corp.	576,122	36,347,537
Retail Properties of America Inc., Class A	736,594	9,870,360
Simon Property Group Inc.	1,055,108	157,168,888
SITE Centers Corp.	514,094	7,207,598
Spirit Realty Capital Inc.	342,104	16,824,675
Taubman Centers Inc.	211,062	6,561,918
Urban Edge Properties	396,852	7,611,621
Weingarten Realty Investors	416,985	13,026,611

		470,005,813

Specialized REITs — 32.5%
American Tower Corp.(b)	1,523,014	350,019,077
CoreCivic Inc.	410,592	7,136,089
CoreSite Realty Corp.	129,622	14,533,219

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® U.S. Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialized REITs (continued)
Crown Castle International Corp.	1,429,593	$203,216,645
CubeSmart	666,176	20,971,220
CyrusOne Inc.	388,904	25,445,989
Digital Realty Trust Inc.	717,458	85,908,421
EPR Properties	269,794	19,058,248
Equinix Inc.	293,248	171,168,857
Extra Space Storage Inc.	445,310	47,033,642
Gaming and Leisure Properties Inc.	701,058	30,180,547
GEO Group Inc. (The)	418,021	6,943,329
Iron Mountain Inc.	987,047	31,457,188
Lamar Advertising Co., Class A	295,324	26,360,620
Life Storage Inc.	160,025	17,327,507
Outfront Media Inc.	494,190	13,254,176
PotlatchDeltic Corp.	231,659	10,023,885
Public Storage	516,523	109,998,738
Rayonier Inc.	444,214	14,552,451
SBA Communications Corp.	387,134	93,295,423
VICI Properties Inc.	1,585,114	40,499,663
Weyerhaeuser Co.	2,562,107	77,375,631

		1,415,760,565

Total Common Stocks — 99.3% (Cost: $4,650,664,325)		4,330,255,306

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	32,952,219	$32,965,400
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	9,414,343	9,414,343

		42,379,743

Total Short-Term Investments — 1.0% (Cost: $42,379,743)		42,379,743

Total Investments in Securities — 100.3% (Cost: $4,693,044,068)		4,372,635,049

Other Assets, Less Liabilities — (0.3)%		(11,408,248)

Net Assets — 100.0%		$4,361,226,801

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,452,121	31,500,098	32,952,219	$32,965,400	$25,482	(a)	$(1,417)	$(581)
BlackRock Cash Funds: Treasury, SL Agency Shares	10,692,893	(1,278,550)	9,414,343	9,414,343	110,015		—	—

				$42,379,743	$135,497		$(1,417)	$(581)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DJ U.S. Real Estate	870	03/20/20	$31,973	$540,699

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® U.S. Real Estate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,330,255,306	$—	$—	$4,330,255,306
Money Market Funds	42,379,743	—	—	42,379,743

	$4,372,635,049	$—	$—	$4,372,635,049

Derivative financial instruments(a)
Assets
Futures Contracts	$540,699	$—	$—	$540,699

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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